Loan impairment provisions (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Loan impairment provisions
Financial Assets	£ 730,778		£ 707,985
ECL charge/(release)	382	£ 48
Cash and balances at central banks	90,706		92,994
Contingent liabilities
Loan impairment provisions
ECL charge/(release)	10	(4)
Other financial assets
Loan impairment provisions
Financial Assets	71,792		63,243
ECL charge/(release)	(1)	(6)
Off-Balance Sheet Exposures | Impairment
Loan impairment provisions
Financial Assets	(100)		(100)
FVOCI
Loan impairment provisions
Financial Assets	43,132		37,843
FVOCI | Impairment
Loan impairment provisions
Financial Assets	(4)		(4)
FVOCI | Other financial assets
Loan impairment provisions
Financial Assets	43,132		£ 37,843
ECL charge/(release)	£ 0	(5)
Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income
Loan impairment provisions
ECL provision coverage	0.87%		0.83%
ECL charge/(release)	£ 382	48
Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income | Gross carrying amount
Loan impairment provisions
Financial Assets	417,891		£ 410,225
Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income | Impairment
Loan impairment provisions
Financial Assets	(3,650)		(3,425)
Cash at central banks | Assets within the scope of the ECL framework
Loan impairment provisions
Financial Assets	89,500		91,800
Debt securities | Assets within the scope of the ECL framework
Loan impairment provisions
Financial Assets	£ 70,800		£ 62,400
12-month expected credit losses | Not credit impaired | Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income
Loan impairment provisions
ECL provision coverage	0.17%		0.16%
ECL charge/(release)	£ (67)	(364)
12-month expected credit losses | Not credit impaired | Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income | Gross carrying amount
Loan impairment provisions
Financial Assets	371,875		£ 363,821
12-month expected credit losses | Not credit impaired | Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income | Impairment
Loan impairment provisions
Financial Assets	£ (648)		£ (598)
Lifetime expected credit losses | Not credit impaired | Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income
Loan impairment provisions
ECL provision coverage	1.84%		1.94%
ECL charge/(release)	£ 165	190
Lifetime expected credit losses | Not credit impaired | Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income | Individually assessed
Loan impairment provisions
Amounts written off	61	64
Lifetime expected credit losses | Not credit impaired | Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income | Gross carrying amount
Loan impairment provisions
Financial Assets	40,193		£ 40,474
Lifetime expected credit losses | Not credit impaired | Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income | Impairment
Loan impairment provisions
Financial Assets	£ (741)		£ (787)
Lifetime expected credit losses | Credit impaired | Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income
Loan impairment provisions
ECL provision coverage	38.83%		34.40%
ECL charge/(release)	£ 284	222
Amounts written off	192	369
Lifetime expected credit losses | Credit impaired | Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income | Individually assessed
Loan impairment provisions
ECL charge/(release)	194	80
Lifetime expected credit losses | Credit impaired | Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income | Collectively assessed
Loan impairment provisions
ECL charge/(release)	90	142
Amounts written off	131	£ 305
Lifetime expected credit losses | Credit impaired | Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income | Gross carrying amount
Loan impairment provisions
Financial Assets	5,823		£ 5,930
Lifetime expected credit losses | Credit impaired | Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income | Gross carrying amount | Individually assessed
Loan impairment provisions
Financial Assets	1,522		1,285
Lifetime expected credit losses | Credit impaired | Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income | Gross carrying amount | Collectively assessed
Loan impairment provisions
Financial Assets	4,301		4,645
Lifetime expected credit losses | Credit impaired | Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income | Impairment
Loan impairment provisions
Financial Assets	(2,261)		(2,040)
Lifetime expected credit losses | Credit impaired | Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income | Impairment | Individually assessed
Loan impairment provisions
Financial Assets	(611)		(451)
Lifetime expected credit losses | Credit impaired | Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income | Impairment | Collectively assessed
Loan impairment provisions
Financial Assets	£ (1,650)		£ (1,589)